INVESTMENT IN MARKETABLE EQUITY SECURITIES	3 Months Ended
Jun. 30, 2021
Investment In Marketable Equity Securities
INVESTMENT IN MARKETABLE EQUITY SECURITIES

NOTE 6. INVESTMENT IN MARKETABLE EQUITY SECURITIES

As of March 31, 2020, the Company’s investment in marketable equity securities was comprised of 2,000 shares in Biohaven Pharmaceutical Holding Company Limited (“Biohaven”), a public company listed on the New York Stock Exchange. The Company accounted for its investment in Biohaven as a financial asset classified as fair value through the statement of other comprehensive income (“FVTOCI”).

In August 2020, the Company sold the shares of Biohaven for proceeds of $140,000 resulting in a gain of $72,000.

The following table is a roll-forward of the investment in Biohaven as of June 30, 2021 and 2020:

	Three Months Ended June 30,
(In thousands)	2021	2020

Balance, beginning of period	$–	$68
Unrealized gain on investment	–	78
Balance, end of period	$–	$146